Derivative and Hedging Instruments - Summary of Effects of Derivatives in Cash Flow Hedging Relationships (Detail) - Cash flow hedges [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	$ (5)	$ 163
Gains (losses) reclassified from AOCI into investment income	4	58
Ineffectiveness recognized in investment income	0	0
Interest rate swaps [Member] | Forecasted liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) reclassified from AOCI into investment income	(20)	(17)
Ineffectiveness recognized in investment income	0	0
Foreign currency swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives		3
Gains (losses) reclassified from AOCI into investment income	(1)	(1)
Ineffectiveness recognized in investment income	0	0
Foreign currency swaps [Member] | Floating rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(36)	95
Gains (losses) reclassified from AOCI into investment income	(62)	50
Ineffectiveness recognized in investment income	0	0
Foreign currency swaps [Member] | Fixed rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	60	35
Gains (losses) reclassified from AOCI into investment income	62	7
Ineffectiveness recognized in investment income	0	0
Forward contracts [Member] | Forecasted expenses [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(8)	10
Gains (losses) reclassified from AOCI into investment income	(2)	(10)
Ineffectiveness recognized in investment income	0	0
Equity contracts [Member] | Stock-based compensation [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(21)	20
Gains (losses) reclassified from AOCI into investment income	27	29
Ineffectiveness recognized in investment income	$ 0	$ 0